Fair value measurements - Fair value measurements by level (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value
Fixed maturity investments	$ 1,979.6	$ 2,180.0	$ 2,891.6
Short-term investments	760.0	625.0	538.0
Equity securities	430.4	299.2	123.0
Other long-term investments	67.5	64.2	29.1
Total investments	3,237.5	3,168.4	3,581.7
Derivative instruments	3.4	4.5	12.7
Total assets measured at fair value	3,240.9	3,172.9	3,594.4
Liabilities measured at fair value
Contingent consideration liabilities	41.9	42.8
Derivative instruments	8.2	10.6
Total liabilities measured at fair value	50.1	53.4
U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	115.7	84.8	89.4
Corporate debt securities
Assets measured at fair value
Fixed maturity investments	794.8	1,014.5	1,478.0
Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	443.9	293.5	467.8
Mortgage-backed and Asset-backed Securities
Assets measured at fair value
Fixed maturity investments	413.6	475.4	469.5
Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	152.8	191.0	228.6
Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	45.8	107.2	146.5
Preferred stocks
Assets measured at fair value
Fixed maturity investments	11.6	9.8	10.8
U.S. States, municipalities, and political subdivision
Assets measured at fair value
Fixed maturity investments	1.4	3.8	1.0
Hedge funds and Private equity funds
Liabilities measured at fair value
Fair value of hedges	281.5	205.3	95.7
Level 1
Assets measured at fair value
Fixed maturity investments	157.7	178.0	104.3
Short-term investments	747.1	566.2	498.7
Equity securities	429.9	298.6	123.0
Total investments	1,334.7	1,042.8	726.0
Total assets measured at fair value	1,334.7	1,042.8	726.0
Level 1 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	114.0	83.2	86.2
Level 1 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	43.7	94.8	18.1
Level 2
Assets measured at fair value
Fixed maturity investments	1,813.4	1,994.0	2,759.9
Short-term investments	12.9	58.8	39.3
Equity securities	0.5	0.6
Total investments	1,826.8	2,053.4	2,799.2
Total assets measured at fair value	1,826.8	2,053.4	2,799.2
Level 2 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	1.7	1.6	3.2
Level 2 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	794.8	1,014.5	1,478.0
Level 2 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	443.9	293.5	455.8
Level 2 | Residential mortgage-backed securities | Restatement
Assets measured at fair value
Fixed maturity investments		41.4
Level 2 | Mortgage-backed and Asset-backed Securities
Assets measured at fair value
Fixed maturity investments	413.6	475.4	463.1
Level 2 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	152.8	191.0	228.6
Level 2 | Commercial mortgage-backed securities | Restatement
Assets measured at fair value
Fixed maturity investments		(41.4)
Level 2 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	2.1	12.4	128.4
Level 2 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	3.1	1.8	1.8
Level 2 | U.S. States, municipalities, and political subdivision
Assets measured at fair value
Fixed maturity investments	1.4	3.8	1.0
Level 3
Assets measured at fair value
Fixed maturity investments	8.5	8.0	27.4
Other long-term investments	67.5	64.2	29.1
Total investments	76.0	72.2	56.5
Derivative instruments	3.4	4.5	12.7
Total assets measured at fair value	79.4	76.7	69.2
Liabilities measured at fair value
Contingent consideration liabilities	41.9	42.8
Derivative instruments	8.2	10.6
Total liabilities measured at fair value	50.1	53.4
Level 3 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments			12.0
Level 3 | Mortgage-backed and Asset-backed Securities
Assets measured at fair value
Fixed maturity investments			6.4
Level 3 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	$ 8.5	$ 8.0	$ 9.0